CRYPTOCURRENCY ASSETS - Additional information (Details) - Loan and pledge agreement $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Loan period	1 year
Loan principal	$ 6,306
Percentage of the current Fair Market Value considered for loan	65.00%
Fixed interest rate per annum	3.25%
Number of ethereum lend	4,000
Cash deposits pledged		$ 9,628
Loss on disposal of cryptocurrencies		$ 3,322